UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 125 Park Avenue Suite 310
         NY, NY 10017


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seth Wunder
Title: Managing Partner
Phone: 646 998 4249

Signature, Place, and Date of Signing:

	/s/ Seth Wunder	 	New York, NY		2/11/2011
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2010

Form 13F Information Table Entry Total:  	72

Form 13F Information Table Value Total:  	$933,454
					 	(thousands)

List of Other Included Managers: 		NONE

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



FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

Art Techn Group Inc	COM	                04289L107 	 25,415 	4,250,000	SH		SOLE	None	SOLE
Aspen Tech Inc	        COM	                045327103 	 20,320 	1,600,000	SH		SOLE	None	SOLE
Career Edu Corp 	COM	                141665909	 3,500 	        140,000	        SH	Call	SOLE	None	SOLE
Cbeyond Inc	        COM	                149847105	 458 		30,000		SH		SOLE	None	SOLE
Changyou Com Ltd	ADR			15911M107 	 4,989 		175,000		SH		SOLE	None	SOLE
CheckPt Sftwre Tech 	ORD			M22465104	 24,287 	525,000		SH		SOLE	None	SOLE
Citrix Sys Inc	        COM			177376100	 22,575 	330,000		SH		SOLE	None	SOLE
Citrix Sys Inc	        COM			177376100	 7,700 		110,000		SH		SOLE	None	SOLE
Citrix Sys Inc	        POM			177376100	 5,170 		110,000		SH	Put	SOLE	None	SOLE
Comcast Corp New	CL A			20030N101 	 1,648 		75,000		SH		SOLE	None	SOLE
Digital Riv Inc 	COM			25388B104	 12,391 	360,000		SH		SOLE	None	SOLE
eBay Inc	        COM			278642103	 31,865 	1,145,000	SH	Call	SOLE	None	SOLE
eBay Inc	        COM			278642103	 8,680 		280,000		SH		SOLE	None	SOLE
ECommChinaDang        	ADR			26833A105	 8,798 		325,000		SH		SOLE	None	SOLE
EMC Corp Mass	        COM			268648102 	 1,489 		65,000		SH		SOLE	None	SOLE
GameStop Corp New	COM			36467W109	 5,950 		340,000		SH	Put	SOLE	None	SOLE
Harmonic Inc	        COM			413160102	 6,470 		755,000		SH		SOLE	None	SOLE
Ishares TR	        COM			464287655	 41,400 	575,000		SH	Put	SOLE	None	SOLE
Ishares TR	        COM			464287655	 35,420 	460,000		SH	Put	SOLE	None	SOLE
Ishares TR	        COM			464287655	 15,400 	200,000		SH	Put	SOLE	None	SOLE
JDA Sftwre Grp Inc	COM			46612K108	 19,600 	700,000		SH		SOLE	None	SOLE
JDS Uniphase Corp	COM			46612J507	 24,384 	1,684,000	SH		SOLE	None	SOLE
JDS Uniphase Corp	COM			46612J507	 10,500 	750,000		SH	Put	SOLE	None	SOLE
JDS Uniphase Corp	COM			46612J507	 6,250 		500,000		SH	Put	SOLE	None	SOLE
Lattice Semicond	COM			518415104	 6,212 		1,025,000	SH		SOLE	None	SOLE
Mastercard Inc	        CL A			57636Q104	 30,255 	135,000		SH		SOLE	None	SOLE
MercadoLibre Inc	COM			58733R102	 31,875 	375,000		SH	Call	SOLE	None	SOLE
MercadoLibre Inc	COM			58733R102	 27,188 	375,000		SH	Call	SOLE	None	SOLE
Microsoft Corp	        COM			594918104	 19,265 	690,000		SH	Call	SOLE	None	SOLE
Microsoft Corp	        COM			594918104	 27,000 	1,000,000	SH	Call	SOLE	None	SOLE
Microsoft Corp	        COM			594918104	 24,000 	1,000,000	SH		SOLE	None	SOLE
Microsoft Corp	        COM			594918104	 1,432 		35,800		SH	Put	SOLE	None	SOLE
Microsoft Corp	        COM			594918104	 627 		35,800		SH	Put	SOLE	None	SOLE
MicroStrategy Inc	CLA NEW			594972408	 14,957 	175,000		SH		SOLE	None	SOLE
NetApp Inc	        COM			64110D104	 13,740 	250,000		SH		SOLE	None	SOLE
NetApp Inc	        COM			64110D104	 10,000 	200,000		SH	Put	SOLE	None	SOLE
NetFlix Inc	        COM			64110L106	 9,664 		55,000		SH		SOLE	None	SOLE
Netlogic Microsys 	COM			64118B100	 3,840 		160,000		SH		SOLE	None	SOLE
Netlogic Microsys	COM			64118B100	 12,375 	412,500		SH	Put	SOLE	None	SOLE
Netlogic Microsys	COM			64118B100	 17,276 	550,000		SH	Put	SOLE	None	SOLE
NetSuite Inc	        COM			64118Q107	 8,500 		340,000		SH		SOLE	None	SOLE
NXP Semiconductor N V	COM			N6596X109	 8,895 		425,000		SH		SOLE	None	SOLE
Omnivision Tech  	COM			682128103	 5,925 		200,100		SH	Call	SOLE	None	SOLE
Omnivision Tech	        COM			682128103	 8,000 		250,000		SH		SOLE	None	SOLE
Oracle Corp	        COM			68389X105	 15,650 	500,000		SH	Call	SOLE	None	SOLE
Oracle Corp	        COM			68389X105	 15,000 	500,000		SH		SOLE	None	SOLE
Oracle Corp	        COM			68389X105	 13,000 	500,000		SH	Put	SOLE	None	SOLE
Parametric Tech 	COM NEW			699173209	 21,404 	950,000		SH		SOLE	None	SOLE
Powershares QQQ 	COM			73935A104	 3,500 		100,000		SH	Put	SOLE	None	SOLE
Powershares QQQ 	COM			73935A104	 21,730 	410,000		SH	Put	SOLE	None	SOLE
PROSHARES TR	        COM			74347R883	 9,900 		180,000		SH	Call	SOLE	None	SOLE
QUALCOMM Inc	        COM			747525103	 742 		15,000		SH		SOLE	None	SOLE
Riverbed Tech	        COM			768573107	 264 		7,500		SH		SOLE	None	SOLE
SanDisk Corp	        COM			80004C101	 9,972 		200,000		SH		SOLE	None	SOLE
Sapient Corp	        COM			803062108	 13,310 	1,100,000	SH	Call	SOLE	None	SOLE
Sapient Corp	        COM			803062108	 7,500 		500,000		SH		SOLE	None	SOLE
Seachange Intl         	COM			811699107	 855 		100,000		SH		SOLE	None	SOLE
Semicondctr HLDRS 	COM			816636203	 13,950 	450,000		SH	Put	SOLE	None	SOLE
Semicondctr HLDRS 	COM			816636203	 9,600 		300,000		SH	Put	SOLE	None	SOLE
Semicondctr HLDRS 	COM			816636203	 9,900 		300,000		SH	Put	SOLE	None	SOLE
ShoreTel Inc	        COM			825211105	 5,858 		750,000		SH		SOLE	None	SOLE
Sourcefire Inc	        COM			83616T108	 4,953 		191,028		SH		SOLE	None	SOLE
STEC Inc	        COM			784774101	 16,768 	950,000		SH		SOLE	None	SOLE
STR Holdings Inc	COM			78478V100	 22,490 	1,124,478	SH		SOLE	None	SOLE
Taleo Corp	        CL A			87424N104	 11,613 	420,000		SH		SOLE	None	SOLE
Tim Participacoe    SPONSADRPFD 		88706P106	 478 		14,000		SH		SOLE	None	SOLE
Time Warner Inc	      COM NEW			887317303	 20,589 	640,000		SH		SOLE	None	SOLE
Universal Tech Inst	COM			913915104	 5,561 		252,556		SH		SOLE	None	SOLE
Valassis Comm Inc	COM			918866104	 11,808 	365,000		SH		SOLE	None	SOLE
VMware Inc	        CLA COM			928563402	 1,245 		14,000		SH		SOLE	None	SOLE
Xerox Corp	        COM			984121103	 26,496 	2,300,000	SH		SOLE	None	SOLE
Yahoo! Inc	        COM			984332106	 13,637 	820,000		SH		SOLE	None	SOLE

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